CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 14 – CONCENTRATION OF CREDIT RISK

Cash Deposits

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of September 30, 2021, and December 31, 2020, the Company had approximately $1,788,000 and $4,252,000, respectively, in excess of the FDIC insured limit.

Revenues

One client accounted for 26% of revenue for the nine months ended September 30, 2021.

Two clients accounted for 68% of revenue for the nine months ended September 30, 2020, as set forth below:

Client A	52%
Client B	16%

Accounts Receivable

Two clients accounted for 27% of the accounts receivable as of September 30, 2021, as set forth below:

Client A	15%
Client B	12%

Two clients accounted for 56% of the accounts receivable as of September 30, 2020, as set forth below:

Client A	29%
Client B	27%

Accounts Payable

Two vendors accounted for 21% of the accounts payable as of September 30, 2021, as set forth below:

Vendor A	11%
Vendor B	10%

Two vendors accounted for 40% of the accounts payable as of September 30, 2020, as set forth below.

Vendor A	26%
Vendor B	14%

NOTE 15 – CONCENTRATION OF CREDIT RISK

Cash Deposits

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of December 31, 2020 and 2019, the Company had approximately $4,252,000 and $1,377,000, respectively, in excess of the FDIC insured limit.

Revenues

Two clients accounted for 59% of revenue for the year ended December 31, 2020, as set forth below:

Client A	44%
Client B	15%

Three clients accounted for 80% of revenue for the year ended December 31, 2019.

Client A	35%
Client B	32%
Client C	13%

Accounts Receivable

Two clients accounted for 41% of the accounts receivable as of December 31, 2020, as set forth below:

Client A	25%
Client B	16%

Three clients accounted for 79% of the accounts receivable as of December 31, 2019, as set forth below:

Client A	35%
Client B	30%
Client C	14%

Accounts Payable

Two vendors accounted for 32% of the accounts payable as of December 31, 2020, as set forth below:

Vendor A	20%
Vendor B	12%

One vendor accounted for 63% of the accounts payable as of December 31, 2019, as set forth below:

Vendor A	63%